REVENUE	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUE
REVENUE

For the years ended December 31	2017	2016
Gold bullion sales[1]
Spot market sales	$7,566	$7,650
Concentrate sales	65	258
	$7,631	$7,908
Copper concentrate sales[1]	$608	$466
Other sales[2]	$135	$184
Total	$8,374	$8,558

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges (see note 25d). Revenue is presented net of direct sales taxes of $nil (2016: $2 million).

[2]
Revenues include the sale of by-products from our gold and copper mines and energy sales to third parties from the Monte Rio power plant at our Pueblo Viejo mine up until its disposition on August 18, 2016.

Principal Products
All of our gold mining operations produce gold in doré form, except Acacia’s gold mines of Bulyanhulu and Buzwagi, which produce both gold doré and gold concentrate. Gold doré is unrefined gold bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers. Concentrate is a processing product containing the valuable ore mineral from which most of the waste mineral has been eliminated. Our Lumwana and Jabal Sayid mines produce a concentrate that primarily contains copper. Incidental revenues from the sale of by-products, primarily copper, silver and energy at our gold mines, are classified within other sales.
Provisional Copper and Gold Sales
We have provisionally priced sales for which price finalization, referenced to the relevant copper and gold index, is outstanding at the balance sheet date. Our exposure at December 31, 2017 to the impact of movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price US$
As at December 31	2017	2016	2017	2016
Copper pounds	40	44	$13	$11
Gold ounces	—	13	—	2

For the year ended December 31, 2017, our provisionally priced copper sales included provisional pricing gains of $46 million (2016: $22 million loss) and our provisionally priced gold sales included provisional pricing adjustments of $1 million (2016: $nil).

At December 31, 2017, our provisionally priced copper sales subject to final settlement were recorded at average prices of $3.29/lb (2016: $2.51/lb). At December 31, 2017, there were no provisionally priced gold sales subject to final settlement. At December 31, 2016, our provisionally priced gold sales subject to final settlement were recorded at an average price of $1,152/oz. The sensitivities in the above tables have been determined as the impact of a 10% change in commodity prices at each reporting date, while holding all other variables, including foreign currency exchange rates, constant.